Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Land	$ 1,822	$ 150
Buildings	3,297	1,935
Furniture and fixtures	5,263	2,339
Software	3,659	0
Machinery and equipment	857,900	409,212
Vehicles	5,889	2,052
Leasehold improvements	8,269	0
Construction in progress	7,148	275
Property, Plant and Equipment	893,247	415,963
Less accumulated depreciation	(190,631)	(123,740)
Property, plant and equipment, net	$ 702,616	$ 292,223